Cash and cash equivalents - Schedule of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Disclosure of Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 142,750	$ 172,359	$ 151,452	$ 51,428
Cash and cash equivalents denominated in US dollars
Disclosure of Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	131,559	161,299
Cash and cash equivalents denominated in other currencies
Disclosure of Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 11,191	$ 11,060